Income taxes (Tables)	6 Months Ended
Sep. 30, 2020
Components of Income Tax Expense
The following table presents the components of Income tax expense for the six months ended September 30, 2019 and 2020:

	Six months ended September 30,
	2019	2020
	(in millions of yen)

Current tax expense	88,437	79,954
Deferred tax expense (benefit)	(5,317)	57,807

Total income tax expense	83,120	137,761

Detailed Amounts of Tax Effects of Items Recorded Directly in Equity
The preceding table does not reflect the tax effects of items recorded directly in Equity for the six months ended September 30, 2019 and 2020. The detailed amounts recorded directly in Equity are as follows:

	Six months ended September 30,
	2019	2020
	(in millions of yen)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	11,023	579
Less: reclassification adjustments	(9,192)	306

Total	1,831	885

Pension liability adjustments:
Unrealized gains (losses)	(643)	83,994
Less: reclassification adjustments	(937)	321

Total	(1,580)	84,315

Own credit risk adjustments:
Unrealized gains (losses)	(43)	(2,351)
Less: reclassification adjustments	(588)	(1,259)

Total	(631)	(3,610)

Total tax effect before allocation to noncontrolling interests	(380)	81,590